Financial instruments and risk management - Credit risk (Details) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022 RUB (₽) customer	Dec. 31, 2021 RUB (₽)
Financial instruments and risk management
Number of major customers | customer	0
Credit risk
Financial instruments and risk management
Maximum exposure to credit risk	₽ 9,579,167	₽ 6,964,353
Number of major customers | customer	0
Credit risk | Trade receivables
Financial instruments and risk management
Maximum exposure to credit risk	₽ 117,267	141,125
Credit risk | Cash and cash equivalents.
Financial instruments and risk management
Maximum exposure to credit risk	9,348,691	6,523,228
Credit risk | Short-term investments
Financial instruments and risk management
Maximum exposure to credit risk		₽ 300,000
Credit risk | Other Financial Assets
Financial instruments and risk management
Maximum exposure to credit risk	₽ 113,209